Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
Schedule of Company's subsidiaries and consolidated VIEs	As of December 31, 2022, the Company’s subsidiaries and consolidated VIEs are as follows.
			Equity interest
Name	Place of establishment	Date of establishment	attributable to the Group	Principal activities
Wholly owned subsidiaries
First High-School Education Group (BVI) Limited (“First High-School BVI”)	BVI	September 20, 2018	100%	Investment holding
First High-School Group Hong Kong Limited (“First High-School HK”)	Hong Kong	September 28, 2016	100%	Investment holding
Yunnan Century Long-Spring Education Technology Co., Ltd. (“Yunnan WFOE”)	The PRC	October 31, 2016	100%	Management consulting service
Yunnan Long-Spring Logistics Service Co., Ltd	The PRC	September 16, 2015	100%	Education and management service
			Percentage of
			direct and
			indirect
	Place of	Date of	economic	Principal
Name	establishment	establishment	interest	activities
VIE:
Long-Spring Education Holding Group Limited	The PRC	September 20, 2011	100%	Investment holding
Subsidiaries/schools held by the VIE:
Yunnan Zhongchuang Education Tutorial School	The PRC	August 28, 2012	100%	Tutorial services
Kunming Xishan Long-Spring Experimental Secondary School	The PRC	April 4, 2014	100%	Formal education services*
Kunming Chenggong Long-Spring Experimental Secondary School	The PRC	July 23, 2015	100%	Formal education services*
Yunnan Hengshui Experimental Secondary School— Xishan School	The PRC	July 1, 2016	100%	Formal education services*
Yiliang Long-Spring Experimental Secondary School	The PRC	July 11, 2016	100%	Formal education services*
Yunnan Long-Spring Foreign Language Secondary School	The PRC	April 18, 2017	100%	Formal education services*

			Percentage of
			direct and
			indirect
	Place of	Date of	economic	Principal
Name	establishment	establishment	interest	activities
VIEs:
Qujing Hengshui Experimental Secondary School	The PRC	July 18, 2017	100%	Formal education services*
Yunnan Yuxi Hengshui Experimental Secondary School	The PRC	August 3, 2017	100%	Formal education services*
Kunming Guandu Hengshizhong Education Tutorial School Co., Ltd.	The PRC	January 10, 2019	100%	Tutorial services
Xinping Long-Spring Advanced Secondary School Co., Ltd.	The PRC	July 5, 2019	100%	Formal education services*
Xishuangbanna Long-Spring Experimental Secondary School Co., Ltd.	The PRC	July 20, 2020	100%	Formal education services*
Guizhou Long-Spring Century Technology Co., Ltd.	The PRC	June 17, 2020	100%	Management consulting service
Guizhou Hengshizhong Technology Co., Ltd.	The PRC	July 1, 2020	56%	Management consulting service
Yunnan Lihua Education Technology Co., Ltd.	The PRC	May 11, 2020	56%	Investment holding
Bainian Long-Spring Education Technology (Zhenxiong) Co., Ltd.	The PRC	July 2, 2020	56%	Management consulting service
Zhenxiong Long-Spring Advanced Secondary School	The PRC	September 1, 2020	56%	Formal education services*
Qiubei Long-Spring Experimental Secondary School	The PRC	July 21, 2020	100%	Formal education services*
Wenshan Long-Spring Experimental Secondary School	The PRC	August 3, 2020	56%	Formal education services*
Mengla Long-Spring Experimental Secondary School	The PRC	September 4, 2020	100%	Formal education services*
Kunming Chenggong Times Giant Tutorial School Co., Ltd.	The PRC	August 24, 2018	100%	Tutorial services
Shenyang Century Long-Spring Technology Co., Ltd.	The PRC	May 12, 2021	70%	Investment holding
Chongqing Hengshi Education Technology Co., Ltd.	The PRC	February 26, 2021	100%	Investment holding
Bainian Long-Spring (Mengzi) Education Technology Co., Ltd.	The PRC	February 8, 2022	100%	Investment holding
Panzhihua Bainian Long-Spring Education Technology Co., Ltd.	The PRC	January 11, 2022	100%	Investment holding
Yunnan Hengshun Property Service Co., Ltd.	The PRC	October 18, 2018	100%	Management consulting service
Zunyi Hengshi Education Technology Co., Ltd.	The PRC	May 19, 2021	100%	Management consulting service
Yunnan Long-Spring Education Holding Group Hengshui Experimental Middle School Management Co., Ltd	The PRC	December 24, 2020	100%	Management consulting service
Shaanxi Century Long-Spring Education Technology Co., Ltd.	The PRC	January 11, 2021	100%	Investment holding
Shaanxi Hengshi Hengzhong Education Technology Co., Ltd.	The PRC	March 08, 2021	51%	Management consulting service
Guizhou Century Long-Spring Technology Co., Ltd.	The PRC	June 17, 2020	100%	Investment holding
Guizhou Hengzhong Technology Co., Ltd.	The PRC	July 1, 2020	56%	Investment holding
Guizhou Hengzhong Education Tutorial School Co., Ltd.	The PRC	-	100%	Tutorial services
Kunming Wuhua District Zhuorui Cultural Training School Co., Ltd	The PRC	April 16, 2019	100%	Tutorial services
Kunming Guandu Hengshizhong Education Training School Co., Ltd.	The PRC	January 10, 2019	100%	Tutorial services
Bainian Long-Spring (Luoping) Education Technology Co., Ltd.	The PRC	June 14, 2023	100%	Management consulting service
Bainian Long-Spring (Qingdao) Education Technology Co., Ltd.	The PRC	September 12, 2023	100%	Management consulting service
Beijing Green Carbon Future Intelligent Technology Co., Ltd.	The PRC	March 22, 2023	100%	Management consulting service
Yangling Hengshi Secondary School Co., Ltd.	The PRC	August 31, 2023	100%	Formal education services*
Xi'an Hengshi Education Technology Co., Ltd.	The PRC	January 22, 2021	100%	Investment holding
*	Formal education services include middle, high and international school services. F-1